Schedule of Investments ─ IQ 500 International ETF

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks — 98.9%
Australia - 4.3%
AGL Energy Ltd.	21,489	$107,494
Ampol Ltd.	10,369	217,191
Australia & New Zealand Banking Group Ltd.	9,173	171,459
BHP Group Ltd.(a)	37,032	1,209,309
BlueScope Steel Ltd.	12,317	158,632
Coles Group Ltd.	34,272	391,170
Commonwealth Bank of Australia	3,269	215,899
CSL Ltd.	1,188	217,914
Downer EDI Ltd.	56,530	215,470
Endeavour Group Ltd.	23,411	103,583
Fortescue Metals Group Ltd.	23,091	323,259
Glencore PLC*	471,257	2,421,566
Metcash Ltd.	73,704	205,116
National Australia Bank Ltd.	9,077	173,501
Origin Energy Ltd.	48,788	193,179
Ramsay Health Care Ltd.	6,128	271,094
Rio Tinto PLC	14,850	1,033,035
Sonic Healthcare Ltd.	9,498	253,686
Telstra Corp., Ltd.	110,267	304,538
Viva Energy Group Ltd.	139,233	209,926
Wesfarmers Ltd.	9,944	369,288
Westpac Banking Corp.	11,084	158,527
Woolworths Group Ltd.	23,378	566,929
Worley Ltd.	26,432	215,091

Total Australia		9,706,856

Austria - 0.4%
Mondi PLC	7,508	185,245
OMV AG	6,690	404,673
voestalpine AG	6,391	210,774

Total Austria		800,692

Belgium - 0.8%
Anheuser-Busch InBev SA	17,348	1,083,594
Etablissements Franz Colruyt NV	3,254	131,610
Solvay SA	2,042	243,788
Umicore SA	8,553	320,428

Total Belgium		1,779,420

Canada - 6.4%
Alimentation Couche-Tard, Inc.	22,453	905,146
Bank of Montreal(a)	2,448	276,945
Bank of Nova Scotia (The)	4,121	296,681
BCE, Inc.(a)	8,291	432,869
Brookfield Asset Management Reinsurance Partners Ltd., Class A*	69	3,848
Brookfield Asset Management, Inc., Class A	10,498	577,811
Canadian Imperial Bank of Commerce	1,777	223,026
Canadian National Railway Co.	2,436	296,752
Canadian Natural Resources Ltd.	7,932	403,273
Canadian Pacific Railway Ltd.	2,467	176,403
Canadian Tire Corp., Ltd., Class A	1,428	206,071
Cenovus Energy, Inc.	24,319	353,561
CGI, Inc.*	3,322	283,485
Empire Co., Ltd., Class A	10,533	324,819
Enbridge, Inc.	21,850	923,273
George Weston Ltd.	7,643	833,050
Great-West Lifeco, Inc.	12,258	382,737
Imperial Oil Ltd.	10,908	446,080
Loblaw Cos., Ltd.	11,336	874,132
Magna International, Inc.	5,545	446,504
Manulife Financial Corp.	20,109	418,529
Metro, Inc.	5,142	274,890
Nutrien Ltd.	8,047	561,733
Parkland Corp.	7,613	202,327
Power Corp. of Canada	13,015	418,142
Restaurant Brands International, Inc.	3,058	170,958
Rogers Communications, Inc., Class B	5,058	256,400
Royal Bank of Canada	3,802	433,263
Saputo, Inc.	7,042	157,750
Shaw Communications, Inc., Class B	6,726	200,384
SNC-Lavalin Group, Inc.	7,964	175,524
Sun Life Financial, Inc.	4,462	252,571
Suncor Energy, Inc.	15,270	436,080
TC Energy Corp.	5,908	304,923
Teck Resources Ltd., Class B	8,857	273,412
TELUS Corp.	12,508	294,161
Thomson Reuters Corp.	2,412	258,800
Toronto-Dominion Bank (The)	4,768	381,687
WSP Global, Inc.	2,004	267,084

Total Canada		14,405,084

Denmark - 0.9%
Carlsberg A/S, Class B	1,211	194,860
Danske Bank A/S(a)	10,167	195,917
DSV A/S	2,276	458,643
ISS A/S*(a)	16,943	315,896
Novo Nordisk A/S, Class B	6,789	671,096
Vestas Wind Systems A/S	7,258	193,498

Total Denmark		2,029,910

Finland - 1.2%
Fortum OYJ	37,385	1,007,902
Kesko OYJ, Class B	6,764	211,778
Kone OYJ, Class B	2,511	161,065
Neste OYJ	4,518	201,423
Nokia OYJ*	127,840	751,941
Stora Enso OYJ, Class R	11,649	234,009
UPM-Kymmene OYJ	6,256	225,467

Total Finland		2,793,585

France - 12.4%
Air France-KLM*(a)	49,212	219,288
Air Liquide SA	3,517	596,825
Airbus SE*	9,249	1,162,475
Arkema SA	1,763	257,812
Atos SE	4,507	159,654
AXA SA	31,554	988,826
BNP Paribas SA	11,617	820,428
Bollore SA	167,061	891,431
Bouygues SA	21,809	762,530
Bureau Veritas SA	6,720	190,513
Capgemini SE	2,716	601,164
Carrefour SA	68,669	1,302,468
Casino Guichard Perrachon SA*(a)	16,055	352,574
Cie de Saint-Gobain	11,369	760,219
Cie Generale des Etablissements Michelin	2,072	343,065
CNP Assurances	14,810	361,924
Credit Agricole SA	23,636	351,867
Danone SA	7,166	443,828
Dassault Systemes SE	4,209	200,292
Eiffage SA	4,922	511,809
Electricite de France SA	94,982	904,824
Elior Group SA*	24,218	144,294
Engie SA	68,861	1,046,277
EssilorLuxottica SA	2,095	391,776

Schedule of Investments ─ IQ 500 International ETF (continued)

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
France (continued)
Faurecia SE	5,059	$219,076
Kering SA	444	326,657
Korian SA	6,262	136,182
Legrand SA	2,167	218,143
L'Oreal SA	1,660	701,266
LVMH Moet Hennessy Louis Vuitton SE	1,701	1,377,870
Orange SA	79,266	925,893
Orpea	1,877	81,640
Pernod Ricard SA	1,047	221,827
Publicis Groupe SA	6,029	403,483
Renault SA*	12,719	497,818
Rexel SA*	15,414	339,189
Safran SA	3,166	378,404
Sanofi	8,668	901,236
SCOR SE	4,744	160,179
Societe Generale SA	12,174	446,054
Sodexo SA	5,034	462,961
SPIE SA	8,945	204,959
Teleperformance	605	226,114
Thales SA	4,422	403,703
TotalEnergies SE	48,489	2,729,769
Valeo	8,368	230,949
Veolia Environnement SA	23,530	842,222
Vinci SA	15,216	1,648,744
Vivendi SE	16,793	218,370

Total France		28,068,871

Germany - 11.6%
adidas AG	1,294	351,402
Allianz SE	3,929	1,001,343
Aurubis AG	3,415	351,507
BASF SE	21,272	1,610,077
Bayer AG	14,096	850,760
Bayerische Motoren Werke AG	14,675	1,529,091
Bechtle AG	3,233	191,068
Beiersdorf AG	1,646	162,522
Brenntag SE	3,393	287,777
Continental AG*	4,732	450,571
Covestro AG	4,267	252,846
Daimler AG	20,475	1,605,068
Deutsche Bank AG*	21,729	298,486
Deutsche Lufthansa AG*	52,999	404,417
Deutsche Post AG	40,152	2,385,102
Deutsche Telekom AG	104,795	1,958,548
E.ON SE	104,564	1,432,384
Evonik Industries AG	8,985	289,978
Fresenius Medical Care AG & Co. KGaA	9,743	655,970
Fresenius SE & Co. KGaA	18,719	767,176
Hannover Rueck SE	1,220	243,437
HeidelbergCement AG	4,545	312,117
HOCHTIEF AG	6,507	500,247
Infineon Technologies AG	6,675	271,883
KION Group AG	1,808	164,736
LANXESS AG	2,382	143,444
Merck KGaA	2,447	531,885
METRO AG	46,430	469,161
Muenchener Rueckversicherungs-Gesellschaft AG	1,747	546,488
ProSiebenSat.1 Media SE	9,236	142,724
Rheinmetall AG	1,831	189,040
RWE AG	6,956	290,931
Salzgitter AG*	6,172	208,395
SAP SE	8,233	1,018,904
Siemens AG	6,067	951,340
Siemens Healthineers AG	11,706	744,829
Softwareone Holding AG*	7,780	150,244
Talanx AG	8,090	383,070
Telefonica Deutschland Holding AG	63,513	180,843
thyssenkrupp AG*	43,882	443,119
TUI AG*	58,972	199,619
Uniper SE	22,998	1,031,231
United Internet AG	5,013	194,606
Vitesco Technologies Group AG*	946	46,236

Total Germany		26,194,622

Hong Kong - 0.6%
AIA Group Ltd.	27,193	281,257
Cathay Pacific Airways Ltd.*	186,840	155,270
CLP Holdings Ltd.	21,597	215,761
Dairy Farm International Holdings Ltd.	41,328	110,346
Nine Dragons Paper Holdings Ltd.	141,039	140,360
WH Group Ltd.	472,285	314,955
Yue Yuen Industrial Holdings Ltd.*	73,012	123,036

Total Hong Kong		1,340,985

Ireland - 0.5%
CRH PLC	12,013	598,434
Flutter Entertainment PLC*	968	145,262
Kerry Group PLC, Class A	1,334	167,486
Smurfit Kappa Group PLC	4,958	258,493

Total Ireland		1,169,675

Israel - 0.1%
Teva Pharmaceutical Industries Ltd.*	32,135	270,307

Italy - 2.7%
Assicurazioni Generali SpA	30,770	640,884
Atlantia SpA*	12,100	222,655
Enel SpA	172,818	1,313,677
Eni SpA	77,977	1,163,283
Hera SpA	44,247	182,432
Intesa Sanpaolo SpA	132,273	388,415
Leonardo SpA*	42,200	301,908
Poste Italiane SpA	62,359	828,718
Prysmian SpA	6,022	200,697
Saipem SpA*(a)	81,158	122,911
Telecom Italia SpA	686,428	320,260
UniCredit SpA	20,892	327,645

Total Italy		6,013,485

Japan - 30.6%
Aeon Co., Ltd.	35,977	813,834
AGC, Inc.	6,851	310,963
Air Water, Inc.	9,921	149,816
Aisin Corp.	12,015	432,738
Ajinomoto Co., Inc.	9,186	254,553
Alfresa Holdings Corp.	22,383	316,829
ANA Holdings, Inc.*	9,228	192,408
Asahi Group Holdings Ltd.	7,854	318,182
Asahi Kasei Corp.	35,579	346,141
Astellas Pharma, Inc.	17,504	281,112
Benesse Holdings, Inc.	7,852	152,236
Bridgestone Corp.	8,847	384,899
Brother Industries Ltd.	7,453	135,962
Canon, Inc.	26,117	613,911
Central Japan Railway Co.	1,648	216,611
Chubu Electric Power Co., Inc.	32,854	328,184

Schedule of Investments ─ IQ 500 International ETF (continued)

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Chugai Pharmaceutical Co., Ltd.	4,774	$153,754
Chugoku Electric Power Co., Inc. (The)	17,433	136,468
COMSYS Holdings Corp.	5,414	127,897
Cosmo Energy Holdings Co., Ltd.	15,095	300,786
CyberAgent, Inc.	10,585	121,719
Dai Nippon Printing Co., Ltd.	15,456	368,476
Dai-ichi Life Holdings, Inc.	24,101	537,867
Daiichi Sankyo Co., Ltd.	7,024	156,360
Daikin Industries Ltd.	1,941	401,339
Daiwabo Holdings Co., Ltd.	10,254	144,700
Denso Corp.	9,223	679,889
Dentsu Group, Inc.	7,957	272,081
East Japan Railway Co.	5,564	315,998
Eisai Co., Ltd.	2,479	124,332
Electric Power Development Co., Ltd.	9,395	122,386
ENEOS Holdings, Inc.	279,325	1,103,725
Fast Retailing Co., Ltd.	411	238,949
Fuji Media Holdings, Inc.	15,464	154,741
FUJIFILM Holdings Corp.	4,397	291,162
Fujitsu Ltd.	5,579	727,243
Hakuhodo DY Holdings, Inc.	18,843	284,219
Hankyu Hanshin Holdings, Inc.	4,978	143,864
Hino Motors Ltd.	25,237	216,395
Hitachi Ltd.	26,425	1,362,014
Hitachi Transport System Ltd.	5,094	231,656
Honda Motor Co., Ltd.	41,933	1,220,597
Idemitsu Kosan Co., Ltd.	26,708	679,145
IHI Corp.	9,328	185,224
Inpex Corp.	23,324	233,797
Isuzu Motors Ltd.	20,758	251,132
ITOCHU Corp.	56,387	1,794,499
Japan Airlines Co., Ltd.*	7,576	141,230
Japan Post Bank Co., Ltd.	16,567	162,040
Japan Post Holdings Co., Ltd.*	69,818	592,961
Japan Post Insurance Co., Ltd.	12,354	214,969
Japan Tobacco, Inc.	19,816	394,514
JFE Holdings, Inc.	45,666	578,628
JTEKT Corp.	20,218	173,886
Kajima Corp.	30,505	365,345
Kansai Electric Power Co., Inc. (The)	42,162	395,915
Kao Corp.	3,769	187,493
Kawasaki Heavy Industries Ltd.	9,022	172,806
Kawasaki Kisen Kaisha Ltd.*	7,287	447,750
KDDI Corp.	37,246	1,178,231
Kinden Corp.	9,956	141,272
Kintetsu Group Holdings Co., Ltd.*	4,768	137,795
Kirin Holdings Co., Ltd.	15,367	244,992
Kobe Steel Ltd.	47,859	225,536
Komatsu Ltd.	10,950	266,658
Konica Minolta, Inc.	36,808	153,972
Kubota Corp.	12,523	265,621
Kyocera Corp.	4,584	279,874
Kyushu Electric Power Co., Inc.	32,372	238,804
Lixil Corp.	6,787	153,676
Marubeni Corp.	131,504	1,346,140
Mazda Motor Corp.*	38,314	293,943
Medipal Holdings Corp.	26,463	472,878
MEIJI Holdings Co., Ltd.	3,236	201,083
MINEBEA MITSUMI, Inc.	6,400	154,355
Mitsubishi Chemical Holdings Corp.	76,255	592,304
Mitsubishi Corp.	64,430	2,167,890
Mitsubishi Electric Corp.	51,556	640,507
Mitsubishi Heavy Industries Ltd.	15,015	403,831
Mitsubishi Materials Corp.	9,357	165,092
Mitsubishi Motors Corp.*	69,660	196,481
Mitsubishi UFJ Financial Group, Inc.	74,294	445,603
Mitsui & Co., Ltd.	59,453	1,472,329
Mitsui Chemicals, Inc.	7,415	195,631
Mitsui OSK Lines Ltd.	6,483	495,122
Mizuho Financial Group, Inc.	17,110	230,163
MS&AD Insurance Group Holdings, Inc.	10,313	351,389
Murata Manufacturing Co., Ltd.	4,569	338,596
NEC Corp.	11,230	433,704
NH Foods Ltd.	4,565	174,716
Nidec Corp.	2,013	176,274
Nintendo Co., Ltd.	387	188,622
Nippon Express Holdings, Inc.	5,539	325,442
Nippon Paint Holdings Co., Ltd.(a)	11,940	94,194
Nippon Paper Industries Co., Ltd.	16,640	167,664
Nippon Sanso Holdings Corp.	9,759	191,580
Nippon Steel Corp.	47,219	760,381
Nippon Telegraph & Telephone Corp.	92,596	2,625,395
Nippon Yusen K.K.	9,351	722,273
Nissan Motor Co., Ltd.*	137,014	722,259
Nitto Denko Corp.	2,250	172,814
Nomura Research Institute Ltd.	5,822	200,088
NTT Data Corp.	34,291	650,554
Obayashi Corp.	44,436	357,108
Oji Holdings Corp.	40,436	213,015
Olympus Corp.	7,975	176,249
Omron Corp.	2,103	151,577
ORIX Corp.	11,139	227,710
Osaka Gas Co., Ltd.	11,539	195,479
Otsuka Corp.	5,204	208,883
Otsuka Holdings Co., Ltd.	6,668	226,732
Pan Pacific International Holdings Corp.	11,004	147,357
Panasonic Corp.	55,836	606,939
Persol Holdings Co., Ltd.	13,212	335,388
Rakuten Group, Inc.	31,620	271,950
Recruit Holdings Co., Ltd.	10,966	532,478
Renesas Electronics Corp.*	16,777	188,991
Ricoh Co., Ltd.	32,371	271,104
Secom Co., Ltd.	3,520	246,957
Seiko Epson Corp.	13,292	204,643
Sekisui Chemical Co., Ltd.	11,557	200,097
Sekisui House Ltd.(a)	9,350	187,811
Seven & i Holdings Co., Ltd.	23,143	1,123,357
SG Holdings Co., Ltd.	12,958	273,049
Sharp Corp.	15,716	173,084
Shimizu Corp.	41,681	276,004
Shin-Etsu Chemical Co., Ltd.	1,913	316,108
Ship Healthcare Holdings, Inc.	7,367	163,931
Shiseido Co., Ltd.	2,676	133,817
Showa Denko K.K.	7,802	160,407
SoftBank Corp.	79,036	983,620
SoftBank Group Corp.	18,417	800,934
Sojitz Corp.	20,933	324,827
Sompo Holdings, Inc.	6,572	305,372
Sony Group Corp.	11,016	1,216,086
Subaru Corp.	17,052	309,222
Sumitomo Chemical Co., Ltd.	80,214	399,591
Sumitomo Corp.	57,221	879,483
Sumitomo Electric Industries Ltd.	25,610	336,169
Sumitomo Forestry Co., Ltd.	10,718	186,036
Sumitomo Metal Mining Co., Ltd.	4,467	203,452
Sumitomo Mitsui Financial Group, Inc.	8,116	289,704
Suntory Beverage & Food Ltd.	5,417	207,325
Suzuken Co., Ltd.	9,487	280,349
Suzuki Motor Corp.	7,968	336,354
T&D Holdings, Inc.	13,349	195,557
Taiheiyo Cement Corp.	7,170	141,440
Taisei Corp.	9,501	308,798
Takeda Pharmaceutical Co., Ltd.	15,701	453,486
TDK Corp.	6,495	231,109

Schedule of Investments ─ IQ 500 International ETF (continued)

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
Japan (continued)
Teijin Ltd.	10,690	$133,596
Tohoku Electric Power Co., Inc.	34,376	241,057
Tokio Marine Holdings, Inc.	7,201	426,842
Tokyo Electric Power Co., Holdings, Inc.*	222,016	589,602
Tokyo Electron Ltd.	786	373,337
Tokyo Gas Co., Ltd.	12,658	254,313
Tokyu Corp.	17,377	229,079
TOPPAN, Inc.	20,653	390,028
Toray Industries, Inc.	53,619	337,419
Toshiba Corp.	9,815	403,588
Tosoh Corp.	8,783	135,985
Toyo Seikan Group Holdings Ltd.	13,824	166,524
Toyota Boshoku Corp.	11,601	203,578
Toyota Industries Corp.	2,704	208,857
Toyota Motor Corp.	168,153	3,276,959
Toyota Tsusho Corp.	27,097	1,084,115
West Japan Railway Co.	4,127	171,527
Yamada Holdings Co., Ltd.	44,917	150,860
Yamaha Motor Co., Ltd.	7,774	183,041
Yamato Holdings Co., Ltd.	12,694	268,367
Yamazaki Baking Co., Ltd.	10,795	153,739
Z Holdings Corp.	61,772	309,383
Zensho Holdings Co., Ltd.	7,792	185,967

Total Japan		69,050,960

Luxembourg - 0.7%
ArcelorMittal SA	37,532	1,102,113
Eurofins Scientific SE	2,926	291,170
RTL Group SA	4,130	231,486

Total Luxembourg		1,624,769

Netherlands - 3.7%
Aegon NV	45,884	256,923
Akzo Nobel NV	2,078	213,284
ASML Holding NV	459	305,739
Heineken Holding NV	4,773	416,004
Heineken NV(a)	4,131	440,024
ING Groep NV	16,542	242,216
Koninklijke Ahold Delhaize NV	46,819	1,509,181
Koninklijke DSM NV	1,389	258,551
Koninklijke Philips NV	7,814	257,398
NN Group NV	4,027	223,818
Randstad NV	8,558	552,203
Shell PLC	116,302	2,943,790
Universal Music Group NV	16,611	406,309
Wolters Kluwer NV	2,167	219,212

Total Netherlands		8,244,652

Norway - 0.9%
Equinor ASA	48,188	1,328,730
Norsk Hydro ASA	46,908	357,648
Telenor ASA	16,537	271,998

Total Norway		1,958,376

Portugal - 0.4%
EDP - Energias de Portugal SA	46,566	236,938
Galp Energia SGPS SA	20,943	229,559
Jeronimo Martins SGPS SA	21,182	507,194

Total Portugal		973,691

Singapore - 0.6%
Jardine Cycle & Carriage Ltd.	13,741	206,194
Oversea-Chinese Banking Corp., Ltd.	25,076	231,260
Singapore Airlines Ltd.*(a)	70,333	260,078
Singapore Telecommunications Ltd.	136,791	245,832
STMicroelectronics NV	6,955	321,530

Total Singapore		1,264,894

Spain - 2.5%
Acciona SA	1,294	223,824
ACS Actividades de Construccion y Servicios SA	29,448	735,820
Banco Bilbao Vizcaya Argentaria SA	55,562	350,914
Banco Santander SA	176,806	613,329
Endesa SA	12,720	282,973
Ferrovial SA	7,580	208,776
Iberdrola SA	52,596	599,035
Industria de Diseno Textil SA	13,241	396,906
Mapfre SA(a)	93,706	201,843
Naturgy Energy Group SA	12,209	384,996
Repsol SA	48,787	614,828
Siemens Gamesa Renewable Energy SA*	5,435	116,339
Telefonica SA	189,079	875,067

Total Spain		5,604,650

Sweden - 1.4%
Assa Abloy AB, B Shares	6,299	170,734
Atlas Copco AB, A Shares	3,277	190,706
Electrolux AB, B Shares	6,296	129,102
Essity AB, B Shares	8,015	224,888
H & M Hennes & Mauritz AB, B Shares(a)	12,626	247,999
Sandvik AB	6,567	170,470
Securitas AB, B Shares	19,373	232,146
Skanska AB, B Shares	15,015	363,708
SSAB AB, A Shares*	33,696	197,033
Telefonaktiebolaget LM Ericsson, B Shares	41,579	511,380
Telia Co. AB	48,461	190,073
Volvo AB, B Shares	22,011	491,080

Total Sweden		3,119,319

Switzerland - 5.1%
ABB Ltd.(a)	13,335	454,168
Adecco Group AG	8,757	412,149
Alcon, Inc.	2,409	183,292
Cie Financiere Richemont SA, Class A	2,099	299,728
Credit Suisse Group AG	20,092	189,040
DKSH Holding AG	4,122	326,732
Holcim Ltd.*	8,628	461,031
Kuehne + Nagel International AG	1,792	501,002
Nestle SA	23,127	2,957,911
Novartis AG	14,094	1,212,988
Roche Holding AG	7,015	2,689,064
Schindler Holding AG - Participating Certificate	698	172,504
Sika AG	750	258,660
Swiss Life Holding AG	422	268,325
Swisscom AG	496	281,389
UBS Group AG	16,644	305,690
Zurich Insurance Group AG	1,032	488,483

Total Switzerland		11,462,156

United Kingdom - 9.9%
Associated British Foods PLC	8,658	225,467

Schedule of Investments ─ IQ 500 International ETF (continued)

January 31, 2022 (unaudited)

	Shares	Value
Common Stocks (continued)
United Kingdom (continued)
AstraZeneca PLC	5,802	$670,770
Aviva PLC	82,310	479,493
Babcock International Group PLC*	51,953	210,433
BAE Systems PLC	82,655	640,081
Barclays PLC	97,287	257,422
BP PLC	455,541	2,339,587
British American Tobacco PLC	17,973	762,831
BT Group PLC	292,583	767,621
Bunzl PLC	8,754	324,979
Centrica PLC*	416,003	403,640
CK Hutchison Holdings Ltd.	77,358	547,629
Compass Group PLC	36,970	827,838
Computacenter PLC	6,671	237,895
DCC PLC	2,893	240,880
Diageo PLC	7,071	353,194
DS Smith PLC	32,173	162,300
Entain PLC*	8,728	186,305
Experian PLC	5,681	234,831
GlaxoSmithKline PLC	62,169	1,370,412
Hays PLC	109,538	211,478
HSBC Holdings PLC	82,384	583,160
Imperial Brands PLC	19,717	463,330
J Sainsbury PLC	151,020	589,005
John Wood Group PLC*	52,465	156,547
Johnson Matthey PLC	8,551	222,566
Kingfisher PLC	55,150	244,988
Legal & General Group PLC	127,576	491,921
Lloyds Banking Group PLC	630,119	431,577
M&G PLC	67,063	193,986
Marks & Spencer Group PLC*	92,715	270,924
Melrose Industries PLC	73,327	146,585
National Grid PLC	30,023	434,867
NatWest Group PLC	66,297	215,609
Pearson PLC(a)	17,298	142,775
Phoenix Group Holdings PLC	22,994	203,671
Prudential PLC	18,033	298,917
Reckitt Benckiser Group PLC	3,981	321,054
RELX PLC	12,154	370,156
Rolls-Royce Holdings PLC*	220,005	337,970
Royal Mail PLC	46,568	275,153
Serco Group PLC	92,731	166,464
SSE PLC	8,758	185,947
Standard Chartered PLC	28,182	202,966
Tesco PLC	348,376	1,388,176
Travis Perkins PLC	7,441	148,501
Unilever PLC	22,976	1,167,527
Vodafone Group PLC	473,549	826,066
WPP PLC	29,113	449,770

Total United Kingdom		22,385,264

United States - 1.2%
Ferguson PLC	3,684	573,347
Jackson Financial, Inc., Class A	452	17,343
Schneider Electric SE	3,463	579,819
Stellantis NV	56,058	1,066,413
Swiss Re AG	3,141	338,373
Waste Connections, Inc.	1,685	209,956

Total United States		2,785,251

Total Common Stocks
(Cost $210,069,567)		223,047,474
Preferred Stocks — 1.0%
Germany - 1.0%
Henkel AG & Co. KGaA, 2.56%	3,735	303,386
Schaeffler AG, 3.80%	28,604	209,545
Volkswagen AG, 2.61%	8,661	1,779,852

Total Germany		2,292,783

Total Preferred Stocks
(Cost $2,482,454)		2,292,783

Short-Term Investments — 1.6%

Money Market Funds — 1.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.03%(b)(c)	3,496,332	3,496,332
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 0.01%(b)	67,812	67,812
Total Short-Term Investments
(Cost $3,564,144)		3,564,144

Total Investments — 101.5%
(Cost $216,116,165)		228,904,401
Other Assets and Liabilities, Net — (1.5)%		(3,242,593)
Net Assets — 100.0%		$225,661,808

		% of
Industry	Value	Net Assets
Industrials	$48,464,011	21.5%
Consumer Discretionary	28,015,691	12.5
Consumer Staples	26,341,639	11.7
Financials	23,716,017	10.5
Materials	21,944,569	9.7
Communication Services	18,331,842	8.1
Energy	18,264,277	8.1
Health Care	15,834,881	7.0
Utilities	13,822,743	6.1
Information Technology	10,604,587	4.7
Money Market Funds	3,564,144	1.6
Total Investments	$228,904,401	101.5%
Other Assets and Liabilities, Net	(3,242,593)	(1.5)
Total Net Assets	$225,661,808	100 .0%

*	Non-income producing securities.
(a)	All or a portion of the security was on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The aggregate market value of securities on loan was $2,960,741; total market value of collateral held by the Fund was $3,894,890. Market value of the collateral held includes non-cash U.S. Treasury securities collateral having a value of $398,558.
(b)	Reflects the 1-day yield at January 31, 2022.
(c)	Represents security purchased with cash collateral received for securities on loan.

Schedule of Investments ─ IQ 500 International ETF (continued)

January 31, 2022 (unaudited)

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2022. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(d)
Common Stocks	$222,828,398	$219,076	$–	$223,047,474
Preferred Stocks	2,292,783	–	–	2,292,783
Short-Term Investments:
Money Market Funds	3,564,144	–	–	3,564,144
Total Investments in Securities	$228,685,325	$219,076	$–	$228,904,401

(d)	For a complete listing of investments and their countries, see the Schedule of Investments.

For the period ended January 31, 2022, the Fund did not have any transfers into or out of Level 3 within the fair value hierarchy.